Long-Term Debt (Maximum Secured Leverage Ratio) (Details)	Dec. 31, 2017
Line of Credit Facility [Line Items]
Maximum secured leverage ratio	4.50
Line of Credit Facility, Covenant Terms, Minimum Secured Leverage Ratio Allowed	1.00
Boyd
Line of Credit Facility [Line Items]
Maximum secured leverage ratio	4.25
Boyd | Four Fiscal Quarters Ending March 31, 2015 through December 31, 2016
Line of Credit Facility [Line Items]
Maximum secured leverage ratio	4.00
Line of Credit Facility, Covenant Terms, Minimum Secured Leverage Ratio Allowed	1.00
Boyd | Four Fiscal Quarters Ended March 31, 2019 through December 31, 2019 [Member]
Line of Credit Facility [Line Items]
Maximum secured leverage ratio	3.75
Line of Credit Facility, Covenant Terms, Minimum Secured Leverage Ratio Allowed	1.00
Boyd | Four Fiscal Quarters Ended March 31, 2018 and Thereafter
Line of Credit Facility [Line Items]
Maximum secured leverage ratio	3.50
Line of Credit Facility, Covenant Terms, Minimum Secured Leverage Ratio Allowed	1.00